Quarterly Holdings Report
for
Fidelity® High Income Central Fund
May 31, 2022
HICII-NPRT3-0722
1.861967.114
Corporate Bonds - 85.0%
	Principal Amount (a)	Value ($)
Convertible Bonds - 2.5%
Broadcasting - 1.3%
DISH Network Corp.:
2.375% 3/15/24	10,212,000	9,292,392
3.375% 8/15/26	20,439,000	15,407,631
		24,700,023
Diversified Financial Services - 0.1%
New Cotai LLC 5% 2/24/27 (b)	1,526,251	1,526,251
Energy - 1.1%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	1,687,240	8,706,158
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	2,913,114	13,545,980
		22,252,138
TOTAL CONVERTIBLE BONDS		48,478,412
Nonconvertible Bonds - 82.5%
Aerospace - 2.4%
Allegheny Technologies, Inc.:
4.875% 10/1/29	1,205,000	1,085,260
5.125% 10/1/31	845,000	761,709
5.875% 12/1/27	2,480,000	2,395,681
Bombardier, Inc.:
6% 2/15/28 (d)	3,615,000	3,010,247
7.125% 6/15/26 (d)	3,320,000	3,027,392
7.5% 12/1/24 (d)	3,614,000	3,505,580
7.5% 3/15/25 (d)	5,239,000	5,033,216
7.875% 4/15/27 (d)	9,105,000	8,336,766
Moog, Inc. 4.25% 12/15/27 (d)	735,000	696,413
TransDigm, Inc.:
5.5% 11/15/27	12,450,000	11,889,750
7.5% 3/15/27	5,250,000	5,342,321
Wesco Aircraft Holdings, Inc. 8.5% 11/15/24 (d)	1,610,000	788,900
		45,873,235
Air Transportation - 0.5%
Air Canada 3.875% 8/15/26 (d)	2,110,000	1,966,626
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (d)	2,190,000	2,175,228
United Airlines, Inc. 4.625% 4/15/29 (d)	2,980,000	2,795,836
Western Global Airlines LLC 10.375% 8/15/25 (d)	2,660,000	2,693,250
		9,630,940
Automotive - 0.1%
Ford Motor Credit Co. LLC 3.625% 6/17/31	2,480,000	2,145,200
Automotive & Auto Parts - 2.2%
Dana, Inc.:
4.25% 9/1/30	1,400,000	1,220,177
5.625% 6/15/28	2,450,000	2,372,727
Ford Motor Co. 3.25% 2/12/32	4,510,000	3,784,711
Ford Motor Credit Co. LLC:
2.9% 2/16/28	2,000,000	1,739,480
4.95% 5/28/27	5,375,000	5,349,643
5.125% 6/16/25	7,810,000	7,807,345
General Motors Financial Co., Inc. 4.25% 5/15/23	615,000	621,710
LCM Investments Holdings 4.875% 5/1/29 (d)	3,665,000	3,124,413
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)	1,770,000	1,597,425
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (d)	875,000	735,000
Real Hero Merger Sub 2 6.25% 2/1/29 (d)	685,000	538,860
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 7.1766% 10/15/26 (d)(e)(f)	9,915,000	9,444,038
Thor Industries, Inc. 4% 10/15/29 (d)	3,220,000	2,648,450
Winnebago Industries, Inc. 6.25% 7/15/28 (d)	2,075,000	1,997,188
		42,981,167
Banks & Thrifts - 1.5%
Ally Financial, Inc.:
5.8% 5/1/25	20,000	20,909
8% 11/1/31	11,003,000	12,748,076
8% 11/1/31	5,273,000	6,192,855
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)	7,280,000	6,895,561
VistaJet Malta Finance PLC / XO Management Holding, Inc. 6.375% 2/1/30 (d)	4,250,000	3,612,500
		29,469,901
Broadcasting - 1.6%
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29 (d)	2,590,000	2,093,522
7.75% 4/15/28 (d)	1,370,000	1,149,553
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	2,515,000	829,950
Gray Escrow II, Inc. 5.375% 11/15/31 (d)	2,970,000	2,704,824
iHeartCommunications, Inc. 9% 12/31/49 (b)(g)	780,000	0
Nexstar Broadcasting, Inc. 5.625% 7/15/27 (d)	2,755,000	2,748,195
Scripps Escrow II, Inc.:
3.875% 1/15/29 (d)	2,170,000	1,963,633
5.375% 1/15/31 (d)	1,130,000	990,038
Scripps Escrow, Inc. 5.875% 7/15/27 (d)	2,215,000	2,096,763
Sirius XM Radio, Inc.:
4.125% 7/1/30 (d)	3,430,000	3,091,288
5% 8/1/27 (d)	5,295,000	5,261,906
TEGNA, Inc. 5% 9/15/29	2,100,000	2,073,750
Univision Communications, Inc. 6.625% 6/1/27 (d)	5,150,000	5,205,105
		30,208,527
Building Materials - 0.4%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)	505,000	484,800
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (d)	590,000	501,566
SRS Distribution, Inc.:
4.625% 7/1/28 (d)	1,825,000	1,679,000
6% 12/1/29 (d)	1,705,000	1,468,772
6.125% 7/1/29 (d)	1,005,000	861,788
Victors Merger Corp. 6.375% 5/15/29 (d)	3,465,000	2,247,168
		7,243,094
Cable/Satellite TV - 5.1%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34 (d)	3,730,000	3,089,801
4.5% 8/15/30 (d)	3,095,000	2,795,095
4.5% 6/1/33 (d)	4,415,000	3,799,483
4.75% 3/1/30 (d)	5,200,000	4,797,000
5% 2/1/28 (d)	12,055,000	11,679,306
5.125% 5/1/27 (d)	8,920,000	8,791,552
CSC Holdings LLC:
3.375% 2/15/31 (d)	3,305,000	2,681,181
4.125% 12/1/30 (d)	2,590,000	2,223,515
4.5% 11/15/31 (d)	2,175,000	1,865,063
4.625% 12/1/30 (d)	5,895,000	4,628,165
5% 11/15/31 (d)	2,290,000	1,805,551
5.375% 2/1/28 (d)	4,625,000	4,393,750
5.75% 1/15/30 (d)	3,690,000	3,083,954
5.875% 9/15/22	805,000	808,663
7.5% 4/1/28 (d)	4,545,000	4,227,305
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (d)	2,505,000	2,362,215
DISH DBS Corp.:
5.25% 12/1/26 (d)	1,465,000	1,239,463
5.75% 12/1/28 (d)	1,465,000	1,195,777
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	6,820,000	6,322,072
6.5% 9/15/28 (d)	5,050,000	4,197,005
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)	8,600,000	8,041,000
VZ Secured Financing BV 5% 1/15/32 (d)	6,990,000	6,323,766
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)	1,155,000	1,028,874
6% 1/15/27 (d)	4,760,000	4,641,000
Ziggo BV 4.875% 1/15/30 (d)	1,730,000	1,602,067
		97,622,623
Chemicals - 2.5%
Avient Corp. 5.75% 5/15/25 (d)	1,970,000	1,989,110
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)	2,445,000	2,328,863
CVR Partners LP 6.125% 6/15/28 (d)	3,010,000	2,878,523
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (d)(e)	5,905,000	5,757,375
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)	535,000	484,175
7% 12/31/27 (d)	680,000	545,761
LSB Industries, Inc. 6.25% 10/15/28 (d)	270,000	266,857
NOVA Chemicals Corp. 4.25% 5/15/29 (d)	2,650,000	2,352,498
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (d)	2,630,000	2,443,217
6.625% 5/1/29 (d)	1,755,000	1,570,725
The Chemours Co. LLC:
4.625% 11/15/29 (d)	2,245,000	2,028,919
5.375% 5/15/27	10,220,000	10,143,350
5.75% 11/15/28 (d)	6,595,000	6,510,914
Tronox, Inc. 4.625% 3/15/29 (d)	2,210,000	2,027,675
Valvoline, Inc. 4.25% 2/15/30 (d)	1,600,000	1,458,000
W.R. Grace Holding LLC:
4.875% 6/15/27 (d)	3,255,000	3,042,676
5.625% 8/15/29 (d)	2,375,000	1,947,500
		47,776,138
Consumer Products - 1.0%
Central Garden & Pet Co. 4.125% 10/15/30	1,675,000	1,482,375
Diamond BC BV 4.625% 10/1/29 (d)	1,145,000	973,250
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (d)	1,775,000	1,628,563
Gannett Holdings LLC 6% 11/1/26 (d)	1,390,000	1,261,425
Macy's Retail Holdings LLC:
5.875% 3/15/30 (d)	915,000	834,938
6.125% 3/15/32 (d)	1,065,000	955,838
Mattel, Inc. 3.375% 4/1/26 (d)	745,000	722,501
Michaels Companies, Inc.:
5.25% 5/1/28 (d)	2,370,000	1,949,325
7.875% 5/1/29 (d)	3,590,000	2,572,558
Tempur Sealy International, Inc.:
3.875% 10/15/31 (d)	2,515,000	2,097,762
4% 4/15/29 (d)	2,345,000	2,047,853
The Scotts Miracle-Gro Co. 4% 4/1/31	1,495,000	1,247,435
TKC Holdings, Inc. 10.5% 5/15/29 (d)	2,545,000	2,284,138
		20,057,961
Containers - 0.5%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(e)	2,525,000	1,982,125
Berry Global, Inc.:
4.5% 2/15/26 (d)	2,134,000	2,081,055
4.875% 7/15/26 (d)	1,355,000	1,332,500
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)	1,430,000	1,172,827
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)	1,185,000	1,054,317
Trivium Packaging Finance BV 5.5% 8/15/26 (d)	1,510,000	1,500,585
		9,123,409
Diversified Financial Services - 2.7%
Altice France Holding SA 10.5% 5/15/27 (d)	4,240,000	4,187,000
Coinbase Global, Inc.:
3.375% 10/1/28 (d)	9,445,000	6,904,201
3.625% 10/1/31 (d)	6,085,000	4,107,375
Diamond Sports Group LLC/Diamond Sports Finance Co. 6.625% 8/15/27 (d)	3,500,000	665,000
FLY Leasing Ltd. 7% 10/15/24 (d)	7,485,000	6,212,550
Hightower Holding LLC 6.75% 4/15/29 (d)	970,000	818,472
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	2,200,000	2,194,137
5.25% 5/15/27	5,970,000	5,738,663
6.375% 12/15/25	1,740,000	1,740,442
MSCI, Inc. 4% 11/15/29 (d)	5,785,000	5,477,238
OneMain Finance Corp.:
7.125% 3/15/26	3,460,000	3,543,040
8.875% 6/1/25	3,200,000	3,342,016
PRA Group, Inc. 5% 10/1/29 (d)	7,620,000	6,846,306
		51,776,440
Diversified Media - 1.7%
Allen Media LLC 10.5% 2/15/28 (d)	6,230,000	4,296,831
Lamar Media Corp. 4.875% 1/15/29	1,980,000	1,945,350
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (d)	1,645,000	1,628,294
Nielsen Finance LLC/Nielsen Finance Co.:
5.625% 10/1/28 (d)	2,530,000	2,507,508
5.875% 10/1/30 (d)	2,530,000	2,485,953
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	3,285,000	2,981,138
Twitter, Inc. 5% 3/1/30 (d)	17,170,000	17,041,225
		32,886,299
Energy - 11.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 1/15/28 (d)	2,220,000	2,220,000
Archrock Partners LP / Archrock Partners Finance Corp.:
6.25% 4/1/28 (d)	2,475,000	2,413,125
6.875% 4/1/27 (d)	700,000	694,071
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	1,235,000	1,122,438
California Resources Corp. 7.125% 2/1/26 (d)	3,735,000	3,828,375
Cheniere Energy, Inc. 4.625% 10/15/28	3,250,000	3,157,481
Citgo Holding, Inc. 9.25% 8/1/24 (d)	2,625,000	2,610,116
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)	2,610,000	2,570,850
7% 6/15/25 (d)	6,180,000	6,198,540
CNX Resources Corp. 6% 1/15/29 (d)	1,185,000	1,177,120
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)	2,610,000	2,505,600
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	1,595,000	1,522,045
6.75% 3/1/29 (d)	3,485,000	3,480,104
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	1,045,000	1,036,118
6% 2/1/29 (d)	7,210,000	6,802,275
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)	830,000	817,756
CVR Energy, Inc.:
5.25% 2/15/25 (d)	4,990,000	4,903,174
5.75% 2/15/28 (d)	4,990,000	4,740,251
DCP Midstream Operating LP 5.85% 5/21/43 (d)(e)	3,410,000	2,992,275
Delek Logistics Partners LP 7.125% 6/1/28 (d)	1,520,000	1,474,993
DT Midstream, Inc.:
4.125% 6/15/29 (d)	2,545,000	2,383,074
4.375% 6/15/31 (d)	2,545,000	2,366,850
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28 (d)	4,185,000	4,267,989
6.625% 7/15/25 (d)	2,455,000	2,538,249
EnLink Midstream LLC 5.625% 1/15/28 (d)	1,060,000	1,053,375
EQT Corp.:
3.125% 5/15/26 (d)	1,720,000	1,621,530
3.625% 5/15/31 (d)	1,720,000	1,545,226
5% 1/15/29	2,500,000	2,480,579
Exterran Energy Solutions LP 8.125% 5/1/25	885,000	884,783
Harvest Midstream I LP 7.5% 9/1/28 (d)	5,565,000	5,582,891
Hess Midstream Partners LP:
4.25% 2/15/30 (d)	1,560,000	1,429,662
5.125% 6/15/28 (d)	2,905,000	2,868,353
5.5% 10/15/30 (d)	920,000	907,488
5.625% 2/15/26 (d)	6,900,000	7,044,900
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (d)	2,685,000	1,694,906
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)	7,410,000	6,604,163
MEG Energy Corp. 5.875% 2/1/29 (d)	4,235,000	4,224,921
Nabors Industries, Inc. 5.75% 2/1/25	4,196,000	4,047,587
Neptune Energy Bondco PLC 6.625% 5/15/25 (d)	1,065,000	1,056,256
New Fortress Energy, Inc. 6.75% 9/15/25 (d)	2,500,000	2,459,850
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	7,325,000	6,863,855
Nine Energy Service, Inc. 8.75% 11/1/23 (d)	600,000	370,074
Northern Oil & Gas, Inc. 8.125% 3/1/28 (d)	3,455,000	3,532,738
Occidental Petroleum Corp.:
4.3% 8/15/39	880,000	796,400
4.4% 4/15/46	1,750,000	1,575,000
4.5% 7/15/44	815,000	719,588
5.875% 9/1/25	1,665,000	1,740,524
6.125% 1/1/31	4,345,000	4,714,325
6.2% 3/15/40	980,000	1,033,900
6.375% 9/1/28	2,500,000	2,701,225
6.45% 9/15/36	1,717,000	1,920,756
6.6% 3/15/46	2,590,000	2,926,700
6.625% 9/1/30	8,330,000	9,337,972
6.95% 7/1/24	2,770,000	2,936,200
7.5% 5/1/31	10,215,000	12,247,836
8.875% 7/15/30	6,715,000	8,387,035
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	5,755,000	5,102,268
7.25% 6/15/25	2,085,000	2,022,450
9.25% 5/15/25 (d)	2,020,000	2,098,275
SM Energy Co.:
6.5% 7/15/28	920,000	913,712
6.625% 1/15/27	1,145,000	1,150,759
6.75% 9/15/26	805,000	814,282
Southwestern Energy Co.:
4.75% 2/1/32	2,135,000	2,086,514
5.375% 2/1/29	4,415,000	4,441,600
8.375% 9/15/28	2,500,000	2,739,475
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27	3,905,000	3,877,275
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29	2,280,000	2,122,680
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 12/31/30 (d)	2,370,000	2,134,304
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.5% 7/15/27	1,275,000	1,322,813
Transocean Sentry Ltd. 5.375% 5/15/23 (d)	2,021,570	1,960,574
Tullow Oil PLC 10.25% 5/15/26 (d)	6,935,000	6,709,613
Valaris Ltd. 8.25% 4/30/28 pay-in-kind (e)	660,000	661,650
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	2,220,000	2,100,298
4.125% 8/15/31 (d)	2,220,000	2,081,250
Viper Energy Partners LP 5.375% 11/1/27 (d)	1,105,000	1,099,457
		220,572,716
Environmental - 0.5%
Covanta Holding Corp. 4.875% 12/1/29 (d)	1,355,000	1,192,000
Darling Ingredients, Inc.:
5.25% 4/15/27 (d)	2,760,000	2,704,800
6% 6/15/30 (d)	1,190,000	1,190,000
Madison IAQ LLC:
4.125% 6/30/28 (d)	1,795,000	1,646,913
5.875% 6/30/29 (d)	2,775,000	2,171,438
Stericycle, Inc. 3.875% 1/15/29 (d)	1,645,000	1,493,496
		10,398,647
Food & Drug Retail - 1.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	1,655,000	1,440,363
4.625% 1/15/27 (d)	4,615,000	4,483,173
4.875% 2/15/30 (d)	6,890,000	6,424,339
BellRing Brands, Inc. 7% 3/15/30 (d)	2,155,000	2,148,988
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)	1,605,000	1,268,801
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)	960,000	870,691
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)	2,200,000	1,985,566
		18,621,921
Food/Beverage/Tobacco - 1.6%
C&S Group Enterprises LLC 5% 12/15/28 (d)	1,905,000	1,581,874
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (d)	1,465,000	1,344,108
7.5% 4/15/25 (d)	450,000	425,493
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)	1,702,000	1,769,096
Kraft Heinz Foods Co.:
4.375% 6/1/46	645,000	566,367
4.875% 10/1/49	3,225,000	3,023,577
5.5% 6/1/50	855,000	874,508
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)	2,290,000	2,121,113
Performance Food Group, Inc.:
4.25% 8/1/29 (d)	1,350,000	1,199,421
5.5% 10/15/27 (d)	5,775,000	5,679,944
6.875% 5/1/25 (d)	995,000	1,016,217
Post Holdings, Inc.:
4.625% 4/15/30 (d)	3,690,000	3,310,041
5.75% 3/1/27 (d)	282,000	287,432
Simmons Foods, Inc. 4.625% 3/1/29 (d)	1,455,000	1,308,598
TreeHouse Foods, Inc. 4% 9/1/28	860,000	743,900
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	1,080,000	844,117
U.S. Foods, Inc.:
4.625% 6/1/30 (d)	1,110,000	1,018,980
4.75% 2/15/29 (d)	3,100,000	2,909,893
United Natural Foods, Inc. 6.75% 10/15/28 (d)	1,810,000	1,748,913
		31,773,592
Gaming - 3.3%
Affinity Gaming LLC 6.875% 12/15/27 (d)	890,000	791,252
Boyd Gaming Corp. 8.625% 6/1/25 (d)	3,034,000	3,164,856
Caesars Entertainment, Inc.:
4.625% 10/15/29 (d)	2,860,000	2,440,152
8.125% 7/1/27 (d)	12,765,000	12,984,558
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (d)	4,380,000	4,296,561
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (d)	2,925,000	2,661,750
6.75% 1/15/30 (d)	5,120,000	4,436,992
Golden Entertainment, Inc. 7.625% 4/15/26 (d)	935,000	939,675
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)	1,245,000	1,149,347
MGM Resorts International 6.75% 5/1/25	3,350,000	3,403,600
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)	3,010,000	3,269,613
Station Casinos LLC 4.625% 12/1/31 (d)	3,685,000	3,121,462
Studio City Finance Ltd. 6.5% 1/15/28 (d)	5,015,000	3,460,350
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (d)	3,915,000	3,748,613
VICI Properties LP / VICI Note Co.:
4.5% 9/1/26 (d)	4,310,000	4,113,421
4.625% 6/15/25 (d)	5,180,000	5,056,768
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.75% 4/15/25 (d)	4,675,000	4,760,319
		63,799,289
Healthcare - 7.7%
AHP Health Partners, Inc. 5.75% 7/15/29 (d)	2,665,000	2,085,363
Akumin, Inc. 7% 11/1/25 (d)	4,155,000	3,391,768
Avantor Funding, Inc.:
3.875% 11/1/29 (d)	2,290,000	2,125,670
4.625% 7/15/28 (d)	3,345,000	3,256,458
Bausch Health Companies, Inc.:
7.25% 5/30/29 (d)	1,055,000	697,534
9% 12/15/25 (d)	1,775,000	1,508,218
Catalent Pharma Solutions 5% 7/15/27 (d)	825,000	814,716
Centene Corp.:
3.375% 2/15/30	2,690,000	2,468,075
4.25% 12/15/27	3,475,000	3,457,625
4.625% 12/15/29	3,825,000	3,769,691
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	740,000	685,666
4% 3/15/31 (d)	2,080,000	1,916,918
4.25% 5/1/28 (d)	735,000	711,017
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	2,885,000	2,327,481
5.25% 5/15/30 (d)	4,900,000	4,220,958
5.625% 3/15/27 (d)	2,430,000	2,263,642
6% 1/15/29 (d)	2,415,000	2,188,328
6.125% 4/1/30 (d)	5,840,000	4,253,272
6.875% 4/15/29 (d)	2,815,000	2,199,360
8% 3/15/26 (d)	12,925,000	12,951,109
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)	2,495,000	2,044,827
4.625% 6/1/30 (d)	6,965,000	6,050,844
Encompass Health Corp. 5.75% 9/15/25	4,660,000	4,707,120
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)	1,085,000	991,419
HCA Holdings, Inc. 5.875% 2/1/29	1,355,000	1,432,913
HealthEquity, Inc. 4.5% 10/1/29 (d)	1,005,000	937,163
Hologic, Inc. 3.25% 2/15/29 (d)	2,525,000	2,272,500
IQVIA, Inc.:
5% 10/15/26 (d)	1,750,000	1,744,948
5% 5/15/27 (d)	1,385,000	1,385,970
Jazz Securities DAC 4.375% 1/15/29 (d)	1,980,000	1,910,700
Minerva Merger Sub, Inc. 6.5% 2/15/30 (d)	8,510,000	7,807,925
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)	2,430,000	2,239,731
3.875% 5/15/32 (d)	3,315,000	3,015,622
4.375% 6/15/28 (d)	1,835,000	1,771,004
Mozart Debt Merger Sub, Inc. 3.875% 4/1/29 (d)	4,435,000	4,002,588
Option Care Health, Inc. 4.375% 10/31/29 (d)	1,060,000	966,179
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	3,005,000	2,881,134
5.125% 4/30/31 (d)	2,995,000	2,879,318
Ortho-Clinical Diagnostics, Inc.:
7.25% 2/1/28 (d)	609,000	645,247
7.375% 6/1/25 (d)	1,296,000	1,343,796
Owens & Minor, Inc. 6.625% 4/1/30 (d)	5,190,000	5,131,613
Radiology Partners, Inc. 9.25% 2/1/28 (d)	5,385,000	4,396,989
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	2,295,000	2,091,847
Surgery Center Holdings, Inc.:
6.75% 7/1/25 (d)	250,000	238,125
10% 4/15/27 (d)	3,010,000	3,056,956
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)	6,200,000	5,824,590
4.375% 1/15/30 (d)	6,565,000	6,125,145
6.125% 10/1/28 (d)	10,860,000	10,601,478
6.875% 11/15/31	330,000	325,311
Valeant Pharmaceuticals International, Inc. 9.25% 4/1/26 (d)	2,030,000	1,701,242
		147,817,113
Homebuilders/Real Estate - 1.7%
Arcosa, Inc. 4.375% 4/15/29 (d)	1,425,000	1,297,291
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29 (d)	1,380,000	1,187,421
6.625% 1/15/28 (d)	40,000	37,529
Kennedy-Wilson, Inc.:
4.75% 3/1/29	2,190,000	1,965,525
5% 3/1/31	2,190,000	1,943,625
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	3,905,000	3,866,032
New Home Co., Inc. 7.25% 10/15/25 (d)	1,685,000	1,567,050
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)	1,225,000	1,088,719
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (d)	3,620,000	3,148,187
Starwood Property Trust, Inc. 4.75% 3/15/25	2,420,000	2,392,823
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.75% 1/15/28 (d)	2,945,000	2,911,319
TRI Pointe Homes, Inc. 5.7% 6/15/28	795,000	757,565
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	2,035,000	1,818,089
6.5% 2/15/29 (d)	3,300,000	2,755,500
VICI Properties LP / VICI Note Co.:
3.75% 2/15/27 (d)	1,965,000	1,826,232
4.125% 8/15/30 (d)	2,575,000	2,361,867
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)	1,185,000	1,050,183
		31,974,957
Hotels - 0.5%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)	1,470,000	1,275,225
3.75% 5/1/29 (d)	1,650,000	1,510,988
4% 5/1/31 (d)	1,650,000	1,512,555
5.375% 5/1/25 (d)	3,525,000	3,578,580
Lindblad Expeditions LLC 6.75% 2/15/27 (d)	2,120,000	2,064,456
		9,941,804
Insurance - 1.6%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (d)	9,401,000	9,118,970
10.125% 8/1/26 (d)	2,450,000	2,497,667
Alliant Holdings Intermediate LLC:
5.875% 11/1/29 (d)	3,030,000	2,653,963
6.75% 10/15/27 (d)	9,895,000	9,550,654
AmWINS Group, Inc. 4.875% 6/30/29 (d)	1,400,000	1,296,435
AssuredPartners, Inc. 5.625% 1/15/29 (d)	1,445,000	1,257,930
HUB International Ltd. 7% 5/1/26 (d)	1,395,000	1,408,769
USI, Inc. 6.875% 5/1/25 (d)	3,250,000	3,196,592
		30,980,980
Leisure - 1.8%
Carnival Corp.:
5.75% 3/1/27 (d)	5,135,000	4,544,475
9.875% 8/1/27 (d)	4,130,000	4,378,316
10.5% 2/1/26 (d)	2,400,000	2,583,600
NCL Corp. Ltd.:
5.875% 3/15/26 (d)	735,000	662,235
5.875% 2/15/27 (d)	2,890,000	2,692,353
7.75% 2/15/29 (d)	2,575,000	2,314,281
NCL Finance Ltd. 6.125% 3/15/28 (d)	910,000	765,069
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)	4,375,000	3,734,544
5.375% 7/15/27 (d)	1,975,000	1,677,214
5.5% 8/31/26 (d)	4,495,000	3,944,363
11.5% 6/1/25 (d)	1,196,000	1,296,165
Studio City Co. Ltd. 7% 2/15/27 (d)	2,315,000	2,129,800
Vail Resorts, Inc. 6.25% 5/15/25 (d)	1,435,000	1,473,903
Viking Cruises Ltd. 13% 5/15/25 (d)	2,135,000	2,327,150
		34,523,468
Metals/Mining - 2.5%
Alcoa Nederland Holding BV 4.125% 3/31/29 (d)	2,670,000	2,541,146
Alpha Natural Resources, Inc. 9.75% 4/15/18 (b)(g)	1,099,000	0
Arconic Corp. 6% 5/15/25 (d)	1,520,000	1,554,200
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (d)	1,465,000	1,361,307
4.875% 3/1/31 (d)	1,465,000	1,381,612
Constellium NV 5.875% 2/15/26 (d)	990,000	979,417
ERO Copper Corp. 6.5% 2/15/30 (d)	7,425,000	6,448,148
First Quantum Minerals Ltd.:
6.875% 3/1/26 (d)	5,275,000	5,268,380
6.875% 10/15/27 (d)	8,465,000	8,443,838
7.5% 4/1/25 (d)	2,320,000	2,352,625
FMG Resources Pty Ltd.:
4.375% 4/1/31 (d)	1,615,000	1,440,628
5.125% 5/15/24 (d)	770,000	783,683
5.875% 4/15/30 (d)	4,300,000	4,205,185
Howmet Aerospace, Inc. 5.95% 2/1/37	1,505,000	1,504,902
HudBay Minerals, Inc. 6.125% 4/1/29 (d)	4,755,000	4,261,146
Joseph T. Ryerson & Son, Inc. 8.5% 8/1/28 (d)	1,411,000	1,469,199
Mineral Resources Ltd.:
8% 11/1/27 (d)	2,835,000	2,921,198
8.5% 5/1/30 (d)	680,000	689,568
		47,606,182
Paper - 0.8%
Berry Global, Inc. 5.625% 7/15/27 (d)	1,110,000	1,102,430
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (d)	1,070,000	1,056,625
8.75% 4/15/30 (d)	6,430,000	5,776,712
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)	3,315,000	3,315,000
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)	1,430,000	1,472,900
Mercer International, Inc. 5.125% 2/1/29	2,220,000	2,042,400
SPA Holdings 3 OY 4.875% 2/4/28 (d)	1,770,000	1,551,374
		16,317,441
Publishing/Printing - 0.1%
Clear Channel International BV 6.625% 8/1/25 (d)	1,170,000	1,157,832
Restaurants - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)	7,635,000	6,729,527
CEC Entertainment LLC 6.75% 5/1/26 (d)	2,250,000	2,015,775
KFC Holding Co./Pizza Hut Holding LLC 4.75% 6/1/27 (d)	1,325,000	1,319,051
Papa John's International, Inc. 3.875% 9/15/29 (d)	870,000	778,607
Yum! Brands, Inc. 4.625% 1/31/32	2,585,000	2,427,237
		13,270,197
Services - 4.3%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)	4,564,000	4,233,247
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)	1,050,000	849,555
Aramark Services, Inc. 6.375% 5/1/25 (d)	3,410,000	3,494,824
ASGN, Inc. 4.625% 5/15/28 (d)	5,875,000	5,500,469
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (d)	1,328,000	1,175,901
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375% 3/1/29 (d)	1,470,000	1,339,479
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)	2,405,000	2,248,906
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)	15,565,000	12,810,306
CoreCivic, Inc.:
4.625% 5/1/23	255,000	254,538
8.25% 4/15/26	3,735,000	3,844,361
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	9,979,000	9,709,567
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)	4,110,000	3,585,564
Hertz Corp.:
4.625% 12/1/26 (d)	1,680,000	1,537,780
5% 12/1/29 (d)	2,190,000	1,921,725
5.5% 10/15/24 (b)(d)(g)	3,155,000	3,944
6% 1/15/28 (b)(d)(g)	3,900,000	229,125
6.25% 10/15/22 (b)(g)	2,880,000	3,600
7.125% 8/1/26 (b)(d)(g)	3,980,000	228,850
KAR Auction Services, Inc. 5.125% 6/1/25 (d)	810,000	812,025
Sabre GLBL, Inc. 7.375% 9/1/25 (d)	2,500,000	2,468,750
Service Corp. International 5.125% 6/1/29	1,845,000	1,846,445
Sotheby's 7.375% 10/15/27 (d)	3,160,000	3,086,165
The GEO Group, Inc.:
5.125% 4/1/23	1,665,000	1,580,918
5.875% 10/15/24	685,000	623,638
6% 4/15/26	6,055,000	5,009,998
Uber Technologies, Inc.:
4.5% 8/15/29 (d)	12,875,000	11,644,472
6.25% 1/15/28 (d)	2,145,000	2,136,592
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	1,640,000	1,626,650
		83,807,394
Steel - 0.4%
Commercial Metals Co. 3.875% 2/15/31	1,125,000	977,543
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)	5,970,000	6,059,550
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)	690,000	613,244
		7,650,337
Super Retail - 1.3%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	681,000	641,556
4.625% 11/15/29 (d)	1,520,000	1,401,265
4.75% 3/1/30	680,000	617,100
5% 2/15/32 (d)	1,520,000	1,376,497
Bath & Body Works, Inc. 6.625% 10/1/30 (d)	5,045,000	5,035,995
Carvana Co. 4.875% 9/1/29 (d)	1,730,000	1,141,800
EG Global Finance PLC:
6.75% 2/7/25 (d)	12,050,000	11,733,688
8.5% 10/30/25 (d)	2,520,000	2,521,960
		24,469,861
Technology - 4.3%
Arches Buyer, Inc.:
4.25% 6/1/28 (d)	1,580,000	1,442,350
6.125% 12/1/28 (d)	555,000	465,995
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	2,675,000	2,507,813
Block, Inc.:
2.75% 6/1/26 (d)	2,555,000	2,356,540
3.5% 6/1/31 (d)	2,555,000	2,190,913
CA Magnum Holdings 5.375% (d)(h)	770,000	706,956
Camelot Finance SA 4.5% 11/1/26 (d)	2,285,000	2,181,033
CDK Global, Inc.:
4.875% 6/1/27	460,000	458,513
5.25% 5/15/29 (d)	1,305,000	1,305,000
CDW LLC/CDW Finance Corp. 4.25% 4/1/28	2,960,000	2,827,185
Elastic NV 4.125% 7/15/29 (d)	1,275,000	1,115,813
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (d)	2,235,000	2,220,964
II-VI, Inc. 5% 12/15/29 (d)	1,385,000	1,298,438
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)	1,710,000	1,521,900
Match Group Holdings II LLC:
4.125% 8/1/30 (d)	2,335,000	2,077,613
5% 12/15/27 (d)	1,235,000	1,201,698
5.625% 2/15/29 (d)	2,035,000	1,978,427
MicroStrategy, Inc. 6.125% 6/15/28 (d)	7,785,000	6,597,788
NCR Corp. 5.125% 4/15/29 (d)	1,775,000	1,692,791
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)	1,450,000	1,340,242
NortonLifeLock, Inc. 5% 4/15/25 (d)	6,075,000	6,067,406
onsemi 3.875% 9/1/28 (d)	3,110,000	2,950,177
Open Text Corp. 3.875% 12/1/29 (d)	2,200,000	2,013,528
Open Text Holdings, Inc.:
4.125% 2/15/30 (d)	3,095,000	2,862,875
4.125% 12/1/31 (d)	2,200,000	1,983,828
Qorvo, Inc. 4.375% 10/15/29	5,505,000	5,158,185
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)	1,430,000	1,130,615
Roblox Corp. 3.875% 5/1/30 (d)	6,055,000	5,373,207
Sensata Technologies BV 4% 4/15/29 (d)	2,480,000	2,386,256
Synaptics, Inc. 4% 6/15/29 (d)	1,210,000	1,089,000
TTM Technologies, Inc. 4% 3/1/29 (d)	2,215,000	1,959,067
Twilio, Inc.:
3.625% 3/15/29	1,725,000	1,578,263
3.875% 3/15/31	1,805,000	1,625,168
Uber Technologies, Inc.:
7.5% 5/15/25 (d)	5,010,000	5,167,665
7.5% 9/15/27 (d)	2,765,000	2,858,139
Unisys Corp. 6.875% 11/1/27 (d)	1,425,000	1,308,918
		83,000,269
Telecommunications - 8.2%
Altice Financing SA:
5% 1/15/28 (d)	2,375,000	2,151,738
5.75% 8/15/29 (d)	7,480,000	6,694,600
Altice France SA:
5.125% 1/15/29 (d)	2,270,000	1,936,560
5.125% 7/15/29 (d)	4,510,000	3,936,666
5.5% 1/15/28 (d)	4,825,000	4,294,250
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	9,965,000	9,367,100
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	1,280,000	1,129,128
5.625% 9/15/28 (d)	1,010,000	805,475
Cogent Communications Group, Inc. 3.5% 5/1/26 (d)	1,700,000	1,628,566
Consolidated Communications, Inc. 5% 10/1/28 (d)	1,320,000	1,108,800
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	2,480,000	2,307,008
5.875% 10/15/27 (d)	2,440,000	2,391,200
5.875% 11/1/29	615,475	519,319
6% 1/15/30 (d)	3,035,000	2,577,049
6.75% 5/1/29 (d)	2,795,000	2,463,401
8.75% 5/15/30 (d)	2,210,000	2,329,893
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (b)(g)	7,570,000	1
6.5% 3/15/30 (d)	10,625,000	9,907,813
8.5% 10/15/24 (b)(d)(g)	2,965,000	0
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (d)	2,520,000	2,292,570
6.75% 10/15/27 (d)	4,724,000	4,759,430
Level 3 Financing, Inc.:
3.75% 7/15/29 (d)	3,850,000	3,282,751
4.25% 7/1/28 (d)	3,420,000	3,001,050
4.625% 9/15/27 (d)	7,220,000	6,651,425
Lumen Technologies, Inc.:
4% 2/15/27 (d)	4,225,000	3,887,000
5.125% 12/15/26 (d)	5,000,000	4,625,000
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27 (d)	1,700,000	1,515,210
6% 2/15/28 (d)	790,000	635,950
Sable International Finance Ltd. 5.75% 9/7/27 (d)	4,895,000	4,613,391
Sabre GLBL, Inc. 9.25% 4/15/25 (d)	1,820,000	1,883,554
SBA Communications Corp. 3.875% 2/15/27	9,320,000	9,111,465
Sprint Capital Corp. 8.75% 3/15/32	26,030,000	33,813,069
Telecom Italia SpA 5.303% 5/30/24 (d)	2,020,000	2,049,492
Uniti Group, Inc. 6% 1/15/30 (d)	6,860,000	5,477,953
Windstream Escrow LLC 7.75% 8/15/28 (d)	10,615,000	9,776,309
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)	3,835,000	3,355,625
6.125% 3/1/28 (d)	2,115,000	1,692,000
		157,971,811
Textiles/Apparel - 0.2%
Crocs, Inc.:
4.125% 8/15/31 (d)	2,540,000	2,026,120
4.25% 3/15/29 (d)	1,490,000	1,241,215
Victoria's Secret & Co. 4.625% 7/15/29 (d)	1,665,000	1,369,463
		4,636,798
Transportation Ex Air/Rail - 0.6%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (d)	9,000	8,798
4.375% 5/1/26 (d)	7,000	6,737
Navios Maritime Holdings, Inc. 11.25% 8/15/22 (d)	312,000	308,100
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)	5,110,000	5,164,294
Seaspan Corp.:
5.5% 8/1/29 (d)	3,695,000	3,303,164
6.5% 4/29/26 (d)	2,100,000	2,061,570
		10,852,663
Utilities - 5.7%
Clearway Energy Operating LLC 4.75% 3/15/28 (d)	5,885,000	5,620,175
DPL, Inc. 4.35% 4/15/29	9,480,000	8,674,200
InterGen NV 7% 6/30/23 (d)	30,215,000	29,157,475
NRG Energy, Inc.:
3.875% 2/15/32 (d)	1,470,000	1,293,600
5.25% 6/15/29 (d)	3,050,000	2,974,482
6.625% 1/15/27	891,000	914,456
Pacific Gas & Electric Co.:
3.75% 8/15/42	350,000	251,666
3.95% 12/1/47	2,495,000	1,812,436
4.55% 7/1/30	16,150,000	15,032,244
4.95% 7/1/50	23,225,000	19,377,366
PG&E Corp.:
5% 7/1/28	3,405,000	3,217,589
5.25% 7/1/30	9,430,000	8,699,081
Pike Corp. 5.5% 9/1/28 (d)	6,330,000	5,353,534
TerraForm Global, Inc. 6.125% 3/1/26 (d)	2,450,000	2,401,000
Vertiv Group Corp. 4.125% 11/15/28 (d)	3,055,000	2,715,910
Vistra Operations Co. LLC 5.625% 2/15/27 (d)	2,000,000	2,001,000
		109,496,214
TOTAL NONCONVERTIBLE BONDS		1,587,436,420
TOTAL CORPORATE BONDS (Cost $1,730,123,303)		1,635,914,832

Common Stocks - 6.1%
	Shares	Value ($)
Automotive & Auto Parts - 0.0%
UC Holdings, Inc. (b)(i)	32,168	154,406
Broadcasting - 0.0%
iHeartMedia, Inc. (i)	8,204	96,807
Chemicals - 0.0%
Corteva, Inc.	10,266	642,857
Energy - 4.3%
California Resources Corp.	233,262	10,186,552
California Resources Corp. warrants 10/27/24 (i)	20,004	271,054
Chesapeake Energy Corp. (j)	137,481	13,387,900
Chesapeake Energy Corp. (c)(i)	2,990	291,166
Denbury, Inc. (i)	91,241	6,673,367
Denbury, Inc. warrants 9/18/25 (i)	118,677	5,405,737
EP Energy Corp. (b)(i)	218,900	2,033,581
Forbes Energy Services Ltd. (b)(i)	72,087	7
Jonah Energy Parent LLC (b)(i)	425,801	26,910,623
Mesquite Energy, Inc. (b)(i)	214,437	11,956,990
Noble Corp. (i)	6,655	241,443
Noble Corp. (d)	1,015	36,824
Noble Corp.:
warrants 2/5/28 (i)	27,051	581,597
warrants 2/5/28 (i)	27,051	480,155
PureWest Energy (b)	2,832	33,999
PureWest Energy rights (b)(i)	1,707	0
Superior Energy Services, Inc. Class A (b)(i)	15,005	384,137
Tidewater, Inc.:
warrants 11/14/42 (i)	23,695	663,209
warrants 11/14/42 (i)	8,251	230,941
Tribune Resources, Inc. (b)(i)	182,155	123,865
Tribune Resources, Inc. warrants 3/30/23 (b)(i)	51,925	1
Valaris Ltd. (i)	38,587	2,293,997
TOTAL ENERGY		82,187,145
Entertainment/Film - 0.0%
New Cotai LLC/New Cotai Capital Corp. (b)(c)(i)	1,330,466	53,219
Food & Drug Retail - 0.9%
Northeast Grocery, Inc. (b)(c)	228,430	90,888
Southeastern Grocers, Inc. (b)(c)(i)	687,397	16,401,292
TOTAL FOOD & DRUG RETAIL		16,492,180
Gaming - 0.2%
Caesars Entertainment, Inc. (i)	57,808	2,900,227
Studio City International Holdings Ltd.:
ADR (d)	25,434	81,643
ADR (i)	28,000	89,880
TOTAL GAMING		3,071,750
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (b)(i)	0	16,065
Frontier Communications Parent, Inc. (i)	77,463	2,008,616
Intelsat Jackson Holdings SA:
Series A rights (b)(i)	10,413	0
Series B rights (b)(i)	10,413	0
TOTAL TELECOMMUNICATIONS		2,024,681
Textiles/Apparel - 0.2%
Intelsat Emergence SA (b)	99,434	3,977,360
Utilities - 0.4%
NRG Energy, Inc.	42,711	1,966,414
Vistra Corp.	255,162	6,728,622
TOTAL UTILITIES		8,695,036
TOTAL COMMON STOCKS (Cost $53,509,888)		117,395,441

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
Utilities - 0.4%
PG&E Corp. (Cost $6,993,013)	61,000	6,897,749

Bank Loan Obligations - 3.6%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.1%
First Eagle Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.506% 2/1/27 (e)(f)(k)	1,070,714	1,022,703
Broadcasting - 0.1%
Diamond Sports Group LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 8.000% 9% 5/25/26 (e)(f)(k)	367,950	369,422
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.75% 8/14/26 (e)(f)(k)	1,130,162	1,101,208
TOTAL BROADCASTING		1,470,630
Building Materials - 0.1%
Hunter Douglas, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.8417% 2/25/29 (e)(f)(k)	1,545,000	1,393,080
Chemicals - 0.3%
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.0287% 5/7/25 (b)(e)(f)(k)	5,741,613	5,526,302
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.964% 5/7/25 (e)(f)(k)	524,563	502,269
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.006% 10/1/25 (e)(f)(k)	655,389	632,994
TOTAL CHEMICALS		6,661,565
Consumer Products - 0.1%
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.256% 4/15/28 (e)(f)(k)	927,988	796,185
The Golub Corp. 2LN, term loan 3 month U.S. LIBOR + 13.500% 15.5% 5/8/26 (b)(e)(f)(k)	1,362,478	1,362,478
TOTAL CONSUMER PRODUCTS		2,158,663
Diversified Financial Services - 0.7%
Cabazon Finance Authority term loan 11% 3/7/24 pay-in-kind (b)(e)(k)	2,808,929	2,808,929
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.2884% 3/1/25 (e)(f)(k)	252,305	244,842
Softbank SVF II Cayman LP 1LN, term loan 3 month U.S. LIBOR + 5.000% 5% 12/31/24 (b)(e)(f)(k)	10,536,550	10,536,550
TOTAL DIVERSIFIED FINANCIAL SERVICES		13,590,321
Energy - 0.3%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.5137% 11/3/25 (e)(f)(k)	1,156,546	1,139,486
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.3096% 6/24/24 (e)(f)(k)	1,233,302	1,214,580
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (e)(f)(k)	295,180	289,067
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.08% 3/1/26 (e)(f)(k)	2,999,299	2,579,397
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(f)(g)(k)	3,964,252	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(f)(g)(k)	1,710,000	0
TOTAL ENERGY		5,222,530
Gaming - 0.1%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.03% 10/20/24 (e)(f)(k)	1,007,813	984,824
Scientific Games Holdings LP term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.1751% 2/4/29 (e)(f)(k)	455,000	435,826
TOTAL GAMING		1,420,650
Healthcare - 0.1%
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.0596% 11/1/28 (e)(f)(k)	290,000	279,270
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.0137% 11/15/28 (e)(f)(k)	1,135,000	1,095,990
TOTAL HEALTHCARE		1,375,260
Hotels - 0.1%
Travelport Finance Luxembourg SARL 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.756% 5/30/26 (e)(f)(k)	1,384,633	1,101,933
Insurance - 0.1%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.3096% 2/15/27 (e)(f)(k)	214,463	208,565
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 5/10/25 (e)(f)(k)	61,927	59,566
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 5/9/25 (e)(f)(k)	2,003,350	1,924,879
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.006% 5/16/24 (e)(f)(k)	439,300	427,953
TOTAL INSURANCE		2,620,963
Leisure - 0.0%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5596% 8/17/28 (e)(f)(k)	43,208	41,669
Railroad - 0.0%
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.4889% 11/23/29 (b)(e)(f)(k)	915,000	910,425
Services - 0.5%
ABG Intermediate Holdings 2 LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.8011% 12/20/29 (e)(f)(k)	165,000	156,750
Ascend Learning LLC 2LN, term loan 1 month U.S. LIBOR + 5.750% 6.5137% 12/10/29 (e)(f)(k)	305,000	289,241
Finastra U.S.A., Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.4889% 6/13/25 (e)(f)(k)	4,035,000	3,517,188
IRI Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.3096% 11/30/25 (e)(f)(k)	3,040,474	3,010,830
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.256% 8/22/25 (e)(f)(k)	2,230,000	2,203,976
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (e)(f)(k)	1,494,900	1,422,293
TOTAL SERVICES		10,600,278
Super Retail - 0.1%
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5137% 3/5/28 (e)(f)(k)	2,642,888	2,502,815
Technology - 0.8%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.756% 8/10/25 (e)(f)(k)	4,948,718	4,103,131
Athenahealth Group, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.3628% 2/15/29 (e)(f)(k)	2,727,681	2,598,116
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 2/15/29 (f)(k)(l)	462,319	440,359
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5596% 4/30/25 (e)(f)(k)	1,582,600	1,535,122
Epicor Software Corp. 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.8096% 7/31/28 (e)(f)(k)	1,945,000	1,925,550
UKG, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.756% 5/4/26 (e)(f)(k)	697,125	676,908
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 4.2116% 5/3/26 (e)(f)(k)	3,938,180	3,789,081
2LN, term loan 1 month U.S. LIBOR + 5.250% 6.2116% 5/3/27 (e)(f)(k)	590,000	564,559
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.0596% 2/28/27 (e)(f)(k)	441,000	428,321
TOTAL TECHNOLOGY		16,061,147
Telecommunications - 0.1%
Altice France SA Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 5.4113% 8/14/26 (e)(f)(k)	1,061,500	998,808
TOTAL BANK LOAN OBLIGATIONS (Cost $75,337,380)		69,153,440

Preferred Securities - 1.6%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 1.4%
Bank of America Corp.:
4.3% (e)(h)	2,610,000	2,368,583
6.1% (e)(h)	3,690,000	3,705,726
6.25% (e)(h)	2,310,000	2,304,225
Citigroup, Inc. 5.95% (e)(h)	4,825,000	4,797,643
JPMorgan Chase & Co. 6% (e)(h)	11,680,000	11,438,683
Wells Fargo & Co. 5.9% (e)(h)	1,955,000	1,891,557
TOTAL BANKS & THRIFTS		26,506,417
Energy - 0.0%
MPLX LP 6.875% (e)(h)	1,270,000	1,232,347
Summit Midstream Partners LP 9.5% (e)(h)	204,000	156,682
TOTAL ENERGY		1,389,029
Insurance - 0.2%
Alliant Holdings Intermediate LLC 9.75% (b)(h)	4,000,000	3,380,000
TOTAL PREFERRED SECURITIES (Cost $33,073,286)		31,275,446

Other - 0.4%
	Shares	Value ($)
Other - 0.4%
Fidelity Direct Lending Fund, LP (c)(m)	845,203	8,443,575
Tribune Co. Claim (b)(i)	11,217	7,516

TOTAL OTHER (Cost $8,464,740)		8,451,091

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (n)	21,106,539	21,110,760
Fidelity Securities Lending Cash Central Fund 0.82% (n)(o)	14,480,952	14,482,400
TOTAL MONEY MARKET FUNDS (Cost $35,593,160)		35,593,160

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $1,943,094,770)	1,904,681,159
NET OTHER ASSETS (LIABILITIES) - 1.0%	19,949,220
NET ASSETS - 100.0%	1,924,630,379

Amounts shown as 0 in the Schedule of Investments may represent less than 1 share.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $47,532,278 or 2.5% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,227,775,926 or 63.8% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Non-income producing - Security is in default.
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Non-income producing
(j)	Security or a portion of the security is on loan at period end.
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $462,319 and $437,275, respectively.

(m)	Affiliated Fund
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	28,315
Fidelity Direct Lending Fund, LP	12/09/21 - 5/31/22	8,453,522
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	1,687,240
Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	2,913,114
New Cotai LLC/New Cotai Capital Corp.	9/11/20	6,590,796
Northeast Grocery, Inc.	11/08/21	90,888
Southeastern Grocers, Inc.	6/01/18 - 4/26/19	5,072,958

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	101,214,485	485,317,714	565,421,439	40,693	-	-	21,110,760	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	-	39,745,179	25,262,779	2,843	-	-	14,482,400	0.0%
Total	101,214,485	525,062,893	590,684,218	43,536	-	-	35,593,160

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Direct Lending Fund, LP	-	8,453,522	-	172,590	-	(9,947)	8,443,575
	-	8,453,522	-	172,590	-	(9,947)	8,443,575

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies and is categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.